Revenue and segment analysis	12 Months Ended
Dec. 31, 2022
Revenue, operating profit and segment analysis
Revenue, operating profit and segment analysis

2 Revenue, operating profit and segment analysis

Accounting policy

The Group’s reported segments are based on the internal reporting structure and financial information provided to the Board.

Adjusted operating profit is the key segmental profit measure used by the Group in assessing performance. Adjusted operating profit is reconciled to operating profit on page 171.

Revenue arises from the provision of products and services under contracts with customers. In all cases, revenue is recognised to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services, and is recognised when the customer obtains control of the goods or service.

Revenue is stated at the transaction price, which includes allowance for anticipated discounts and returns and excludes customer sales taxes and other amounts to be collected on behalf of third-parties.

Where the goods or services promised within a contract are distinct, they are identified as separate performance obligations and are accounted for separately.

Where separate performance obligations are identified, total revenue is allocated on the basis of relative standalone selling prices or management’s best estimate of relative value where standalone selling prices do not exist. Management estimates may include a cost-plus method or comparable product approach, but must be supported by objective evidence. A residual approach may be applied where it is not possible to derive a reliable management estimate for a specific component.

Our subscription and exhibition related revenue streams generally require payment in advance of the service being provided. Payment terms offered to customers are in line with the standard in the markets and geographies we operate in, and contracts do not contain significant financing components. Contracts for our transactional electronic revenue streams generally have payments that vary with volume of usage. Other than that, our contracts do not involve variable consideration.

Revenue is recognised for the various categories as follows:

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Subscriptions – revenue comprises income derived from the periodic distribution or update of a product. Subscription revenue is generally invoiced in advance and recognised systematically over the period of the subscription. Recognition is either on a straight-line basis where the transaction involves the transfer of goods and services to the customer in a consistent manner over a specific period of time; or based on the value received by the customer where the goods and services are not delivered in a consistent manner

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Transactional – revenue is recognised when control of the product is passed to the customer or the service has been performed. For exhibitions, revenue primarily comprises income from exhibitors and attendees at exhibitions. Exhibition revenue is recognised on occurrence of the exhibition

2 Revenue, operating profit and segment analysis (continued)

RELX is a global provider of information-based analytics and decision tools for professional and business customers. Operating in four major market segments: Risk provides customers with information-based analytics and decision tools that combine public and industry-specific content with advanced technology and algorithms to assist them in evaluating and predicting risk and enhancing operational efficiency; Scientific, Technical & Medical provides information and analytics that help institutions and professionals progress science, advance healthcare and improve performance; Legal provides legal, regulatory and business information and analytics that helps customers increase their productivity, improve decision-making and achieve better outcomes; and Exhibitions combines industry expertise with data and digital tools to help customers connect digitally and face-to-face, learn amount markets, source products and complete transactions.

ANALYSIS BY BUSINESS SEGMENT	Revenue			Adjusted operating profit
	2020	2021	2022	2020	2021	2022
	£m	£m	£m	£m	£m	£m
Risk	2,417	2,474	2,909	894	915	1,078
Scientific, Technical & Medical	2,692	2,649	2,909	1,021	1,001	1,100
Legal	1,639	1,587	1,782	330	326	372
Exhibitions	362	534	953	(164)	10	162
Sub-total	7,110	7,244	8,553	2,081	2,252	2,712
Unallocated central costs and other operating items	–	–	–	(5)	(42)	(29)
Total	7,110	7,244	8,553	2,076	2,210	2,683

Exceptional costs excluded from adjusted operating profit in 2020 are disclosed on page 171. In 2021, unallocated central costs and other operating items includes a £35m one-off charge relating to reductions in our corporate real estate footprint. In 2022, this includes a charge of £24m relating to STM incurred from exchange rate movements from the translation of working capital items such as accounts receivable and payable, and intercompany balances, into relevant functional currencies and the outcome of STM’s hedging programme. The net effect of these amounts was higher in 2022 due to the extent and timing of exchange rate movements in the year and such amounts were insignificant in 2021 and 2020.

2020		Scientific, Technical
	Risk	& Medical	Legal	Exhibitions	Total
Revenue by geographical market
North America	1,921	1,224	1,119	43	4,307
Europe	327	621	338	83	1,369
Rest of world	169	847	182	236	1,434
Total revenue	2,417	2,692	1,639	362	7,110

Revenue by format
Electronic	2,387	2,326	1,422	44	6,179
Face-to-face	19	1	7	318	345
Print	11	365	210	–	586
Total revenue	2,417	2,692	1,639	362	7,110

Revenue by type
Subscriptions	944	2,048	1,287	–	4,279
Transactional	1,473	644	352	362	2,831
Total revenue	2,417	2,692	1,639	362	7,110

2021		Scientific, Technical
	Risk	& Medical	Legal	Exhibitions	Total
Revenue by geographical market
North America	1,957	1,215	1,049	100	4,321
Europe	342	602	341	187	1,472
Rest of world	175	832	197	247	1,451
Total revenue	2,474	2,649	1,587	534	7,244

Revenue by format
Electronic	2,453	2,334	1,385	58	6,230
Face-to-face	13	2	9	476	500
Print	8	313	193	–	514
Total revenue	2,474	2,649	1,587	534	7,244

Revenue by type
Subscriptions	989	1,970	1,255	–	4,214
Transactional	1,485	679	332	534	3,030
Total revenue	2,474	2,649	1,587	534	7,244

2 Revenue, operating profit and segment analysis (continued)

2022		Scientific, Technical
	Risk	& Medical	Legal	Exhibitions	Total
Revenue by geographical market
North America	2,317	1,391	1,213	180	5,101
Europe*	384	614	357	445	1,800
Rest of world	208	904	212	328	1,652
Total revenue	2,909	2,909	1,782	953	8,553

Revenue by format
Electronic	2,890	2,573	1,582	67	7,112
Face-to-face	11	5	10	886	912
Print	8	331	190	–	529
Total revenue	2,909	2,909	1,782	953	8,553

Revenue by type
Subscriptions	1,135	2,139	1,381	–	4,655
Transactional	1,774	770	401	953	3,898
Total revenue	2,909	2,909	1,782	953	8,553

*	Europe includes revenue of £544m from the United Kingdom (2021: £476m; 2020: £464m).

Over half of RELX’s revenue comes from subscription arrangements, and revenue for these is generally recognised on a straight-line basis over the time period covered by the agreement, in line with the provision of services.

There are a number of multi-year contracts, mainly in Risk, where revenue is recognised on the achievement of delivery milestones or other specified performance obligations. As at 31 December 2022, the aggregate amount of the transaction price of such contracts which relates to performance obligations which have not yet been delivered was approximately £100m (2021: £95m). It is expected that revenue will be recognised in relation to this amount over the next six years.

ANALYSIS OF REVENUE BY GEOGRAPHICAL ORIGIN	2020	2021	2022
	£m	£m	£m
North America	4,192	4,204	5,002
Europe	2,436	2,547	2,974
Rest of world	482	493	577
Total	7,110	7,244	8,553

Revenue by geographical origin from the United Kingdom in 2022 was £1,481m (2021: £1,248m; 2020: £1,176m).

ANALYSIS BY BUSINESS SEGMENT	Expenditure on
	acquired goodwill and			Capital expenditure			Amortisation of acquired			Total depreciation and
	intangible assets			additions			intangible assets			other amortisation
	2020	2021	2022	2020	2021	2022	2020	2021	2022	2020	2021	2022
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Risk	822	208	155	93	83	122	192	186	204	98	93	94
Scientific, Technical & Medical	169	58	206	94	87	103	65	63	60	148	144	119
Legal	–	12	33	153	145	186	68	27	12	210	220	229
Exhibitions	6	9	–	24	24	28	51	22	20	73	30	49
Total	997	287	394	364	339	439	376	298	296	529	487	491

Capital expenditure comprises additions to property, plant and equipment and internally developed intangible assets.

Amortisation of acquired intangible assets includes amounts in respect of joint ventures of £1m (2021: £1m; 2020: nil) in Exhibitions.

Depreciation and other amortisation includes depreciation on property, plant and equipment and right-of-use assets and amortisation of internally developed intangible assets and pre-publication costs.

In 2020, £38m of depreciation and other amortisation was classified as exceptional in Exhibitions. Excluding this amount gives total depreciation and other amortisation of £491m for 2020.

2 Revenue, operating profit and segment analysis (continued)

ANALYSIS OF NON-CURRENT ASSETS BY GEOGRAPHICAL LOCATION	2021	2022
	£m	£m
North America	8,657	9,821
Europe	2,123	2,193
Rest of world	413	460
Total	11,193	12,474

Non-current assets held in the United Kingdom totalled £1,253m (2021: £1,299m; 2020: £1,158m). Non-current assets by geographical location exclude amounts relating to deferred tax, pension assets and derivative financial instruments.

Operating profit is reconciled to adjusted operating profit as follows:

RECONCILIATION OF OPERATING PROFIT TO ADJUSTED OPERATING PROFIT	2020	2021	2022
	£m	£m	£m
Operating profit	1,525	1,884	2,323
Adjustments:
Amortisation of acquired intangible assets	376	298	296
Acquisition-related items	(12)	21	62
Reclassification of tax in joint ventures	5	7	4
Reclassification of finance income in joint ventures	(1)	–	(2)
Exceptional costs in Exhibitions	183	–	–
Adjusted operating profit	2,076	2,210	2,683

In 2020, Exhibitions incurred exceptional costs of £183m. Of the £183m exceptional costs, £135m were cash costs, of which £25m were paid in 2022 (2021: £52m; 2020: £51m). All costs were included within administration and other expenses in the income statement.

Acquisition-related items in 2021 included a gain of £27m from the revaluation of a put and call option arrangement relating to a non-controlling interest in a subsidiary within Legal.

The share of post-tax results of joint ventures of £19m (2021: £29m; 2020: £15m) included in operating profit comprised £10m
(2021: £19m; 2020: £10m) relating to Exhibitions, £7m (2021: £6m; 2020: £4m;) relating to Legal and £2m (2021: £4m; 2020: £1m) relating to Risk.